Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Policies on the Timing of Equity Awards. Our current compensation program does not include the award of stock options. We do not have a formal policy regarding the timing of equity awards in relation to the disclosure of material nonpublic information by the Company. However, our long-standing historical practice has been to make grants of equity awards on a predetermined schedule with annual grants on March 9 and any new hire or other off-cycle grants occurring on May 15, August 15 or November 15. These dates follow the release of our annual or quarterly financial results and occur when our stock trading window for our insiders is typically open. As a result, our equity awards are typically not made at a time when possession of material nonpublic information is anticipated. The Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We do not have a formal policy regarding the timing of equity awards in relation to the disclosure of material nonpublic information by the Company. However, our long-standing historical practice has been to make grants of equity awards on a predetermined schedule with annual grants on March 9 and any new hire or other off-cycle grants occurring on May 15, August 15 or November 15.